Consolidated Statements of Cash Flows - Balances per Consolidated Balance Sheet - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Balances per Consolidated Balance Sheet:
Cash and cash equivalents	$ 0	$ 0
Restricted cash	1,477	1,589
Total cash, cash equivalents and restricted cash	$ 1,477	$ 1,589	$ 1,756	$ 605